SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Operating Results by Segment
	Corporate	Airport Security	Other Aviation Services	Authentication Technology	Total
Six months ended June 30, 2024:
Revenue	$-	$173,131	$35,678	$24,750	$233,559
Depreciation and amortization	10	576	121	492	1,199
Net income (loss)	(1,735)	(2,014)	(2,005)	1,472	(4,282)
Total assets	$14,899	$88,411	$19,143	$79,021	$201,474

Six months ended June 30, 2023:
Revenue	$-	$146,837	$31,328	$26,243	$204,408
Depreciation and amortization	4	435	153	730	1,322
Net income (loss)	(1,554)	(2,556)	(422)	3,192	(1,340)
Total assets	$7,144	$86,035	$24,508	$67,889	$185,576